Fair Value Measurements - Changes in Fair Value of Level 3 Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrant liabilities | Redeemable convertible preferred stock warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of beginning of period	$ 0	$ 181	$ 185
Change in fair value	718	(4)
Exercise of warrants	(899)
Fair value as of end of period	0	181
Warrant liabilities | Private placement warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of beginning of period	7,387	0	0
Acquired/recognized	7,164
Change in fair value	223	0
Exercise of warrants	0
Fair value as of end of period	7,387	0
Contingent earnout liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of beginning of period	111,487	0	$ 0
Acquired/recognized	120,763
Change in fair value	(9,276)	0
Fair value as of end of period	$ 111,487	$ 0